Financial instruments and risk management - Liquidity rate risk (Details) - Liquidity risk - RUB (₽) ₽ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Financial instruments and risk management
Net current assets (liabilities)	₽ (1,829,987)
Current contract liabilities	2,785,402
Remaining contractual maturities of financial liabilities
Bank loan	5,315,182	₽ 5,800,010
Non-convertible bonds	4,771,840
Other loan	1,540
Lease liabilities	274,447	345,663
Trade and other payables	962,358	360,136
Total	11,325,367	6,505,809
Carrying amount
Bank loan	4,302,297	5,129,055
Non-convertible bonds	3,972,640
Other loan	1,488
Lease liabilities	241,997	290,618
Trade and other payables	954,492	360,136
Total	9,472,914	5,779,809
Less than 1 year
Remaining contractual maturities of financial liabilities
Bank loan	752,223	1,472,827
Non-convertible bonds	257,280
Other loan	1,540
Lease liabilities	94,775	83,654
Trade and other payables	775,885	355,897
Total	1,881,703	1,912,378
1-2 years
Remaining contractual maturities of financial liabilities
Bank loan	717,226	3,136,545
Non-convertible bonds	257,280
Lease liabilities	93,050	89,377
Trade and other payables	67,762
Total	1,135,318	3,225,922
2-5 years
Remaining contractual maturities of financial liabilities
Bank loan	3,845,733	1,190,638
Non-convertible bonds	4,257,280
Lease liabilities	86,622	172,632
Trade and other payables	118,711	4,239
Total	₽ 8,308,346	₽ 1,367,509